UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05357

DWS Blue Chip Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)
Common Stocks 99.2%
Consumer Discretionary 8.3%
Auto Components 0.1%
Cooper Tire & Rubber Co. (a)	9,400	203,134
Diversified Consumer Services 0.3%
Career Education Corp.* (a)	17,100	417,753
Corinthian Colleges, Inc.* (a)	31,400	285,740
DeVry, Inc.	9,900	532,620

		1,236,113
Hotels Restaurants & Leisure 1.1%
Starbucks Corp. (a)	162,300	4,033,155
Household Durables 1.1%
Garmin Ltd. (a)	36,500	1,040,615
Leggett & Platt, Inc.	14,200	295,928
Whirlpool Corp. (a)	32,000	2,665,600

		4,002,143
Internet & Catalog Retail 0.3%
Liberty Media Corp. - Interactive "A"*	110,800	1,254,256
Media 2.2%
Comcast Corp. "A" (a)	202,700	3,946,569
Liberty Media-Starz "A"*	4,900	268,961
Time Warner, Inc.	101,333	3,187,936
Washington Post Co. "B" (a)	1,109	466,324

		7,869,790
Multiline Retail 1.0%
Dillard's, Inc. "A" (a)	65,100	1,506,414
Macy's, Inc. (a)	66,300	1,236,495
Sears Holdings Corp.* (a)	14,400	1,022,400

		3,765,309
Specialty Retail 2.1%
Aaron's, Inc. (a)	10,400	188,864
Advance Auto Parts, Inc.	25,500	1,365,015
AnnTaylor Stores Corp.* (a)	23,900	419,206
Barnes & Noble, Inc. (a)	43,600	565,492
Limited Brands, Inc.	4,600	117,944
Lowe's Companies, Inc.	58,300	1,209,142
Rent-A-Center, Inc.* (a)	22,300	490,377
Ross Stores, Inc.	13,700	721,442
Signet Jewelers Ltd.*	4,500	133,965
The Finish Line, Inc. "A" (a)	15,100	216,081
TJX Companies, Inc.	48,100	1,997,112
Ulta Salon, Cosmetics & Fragrance, Inc.* (a)	5,400	136,404

		7,561,044
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc. (a)	6,300	180,117
Consumer Staples 9.7%
Beverages 0.8%
Dr. Pepper Snapple Group, Inc. (a)	51,700	1,941,335
Fomento Economico Mexicano SAB de CV (ADR)	17,900	871,372

		2,812,707
Food & Staples Retailing 2.0%
Kroger Co.	50,200	1,063,236
Wal-Mart Stores, Inc.	99,300	5,083,167
Whole Foods Market, Inc.* (a)	32,100	1,218,837

		7,365,240
Food Products 4.2%
Archer-Daniels-Midland Co. (a)	131,300	3,592,368
Campbell Soup Co.	20,600	739,540
Corn Products International, Inc.	16,900	563,446
Del Monte Foods Co.	44,400	616,272
Fresh Del Monte Produce, Inc.* (a)	25,500	531,420
Hormel Foods Corp.	7,100	304,732
Sanderson Farms, Inc. (a)	6,700	313,225
Smithfield Foods, Inc.* (a)	22,900	326,325
The Hershey Co. (a)	58,200	2,735,400
Tyson Foods, Inc. "A" (a)	286,300	5,013,113
Unilever PLC (ADR)	19,900	569,737

		15,305,578
Household Products 1.7%
Colgate-Palmolive Co.	36,400	2,874,872
Kimberly-Clark Corp. (a)	14,400	923,328
Procter & Gamble Co. (a)	35,400	2,165,064

		5,963,264
Personal Products 0.5%
Herbalife Ltd.	29,700	1,474,308
Medifast, Inc.* (a)	15,400	465,696

		1,940,004
Tobacco 0.5%
Lorillard, Inc.	25,100	1,913,624
Energy 10.9%
Energy Equipment & Services 3.2%
Complete Production Services, Inc.*	28,900	556,325
National-Oilwell Varco, Inc.	47,700	1,867,932
Noble Corp.* (a)	51,200	1,664,000
Oil States International, Inc.* (a)	46,500	2,136,210
Patterson-UTI Energy, Inc. (a)	70,900	1,164,887
Rowan Companies, Inc.* (a)	50,700	1,280,682
Transocean Ltd.*	68,300	3,156,143

		11,826,179
Oil, Gas & Consumable Fuels 7.7%
Anadarko Petroleum Corp.	19,900	978,284
Chevron Corp.	137,600	10,486,496
Cimarex Energy Co. (a)	37,700	2,596,399
ConocoPhillips	117,100	6,466,262
Marathon Oil Corp.	67,200	2,247,840
Murphy Oil Corp.	69,300	3,794,175
Valero Energy Corp.	81,000	1,376,190

		27,945,646
Financials 15.7%
Capital Markets 0.8%
Investment Technology Group, Inc.*	5,800	91,118
Morgan Stanley	80,000	2,159,200
The Goldman Sachs Group, Inc.	5,000	754,100

		3,004,418
Commercial Banks 2.7%
CIT Group, Inc.*	32,600	1,185,336
Comerica, Inc.	15,100	579,236
Fifth Third Bancorp.	139,800	1,776,858
Huntington Bancshares, Inc.	230,100	1,394,406
Marshall & Ilsley Corp.	65,700	461,871
PNC Financial Services Group, Inc. (a)	36,900	2,191,491
Popular, Inc.*	125,900	361,333
SunTrust Banks, Inc. (a)	14,400	373,680
Webster Financial Corp. (a)	14,300	266,552
Wells Fargo & Co.	38,200	1,059,286

		9,650,049
Consumer Finance 2.1%
AmeriCredit Corp.* (a)	24,400	588,284
Capital One Financial Corp. (a)	104,200	4,410,786
Discover Financial Services	170,900	2,609,643

		7,608,713
Diversified Financial Services 4.0%
Bank of America Corp.	376,500	5,286,060
Citigroup, Inc.* (a)	555,500	2,277,550
JPMorgan Chase & Co.	166,700	6,714,676
PHH Corp.* (a)	23,200	461,912

		14,740,198
Insurance 5.8%
ACE Ltd. (a)	84,000	4,458,720
Allied World Assurance Co. Holdings Ltd.	20,100	1,001,382
Arch Capital Group Ltd.* (a)	9,300	727,818
Aspen Insurance Holdings Ltd. (a)	13,100	358,285
Assurant, Inc.	25,400	947,166
Axis Capital Holdings Ltd.	8,800	274,296
Berkshire Hathaway, Inc. "A"* (a)	8	936,000
Berkshire Hathaway, Inc. "B"* (a)	51,450	4,019,274
Chubb Corp.	37,400	1,968,362
Everest Re Group Ltd.	4,300	333,766
Old Republic International Corp. (a)	59,500	744,345
Platinum Underwriters Holdings Ltd. (a)	10,400	406,432
The Travelers Companies, Inc. (a)	98,400	4,964,280

		21,140,126
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A" (a)	9,300	233,337
Thrifts & Mortgage Finance 0.2%
Radian Group, Inc. (a)	87,900	755,940
Health Care 15.6%
Biotechnology 1.2%
Amgen, Inc.*	48,900	2,666,517
Cephalon, Inc.*	17,100	970,425
Gilead Sciences, Inc.*	25,100	836,332

		4,473,274
Health Care Equipment & Supplies 0.1%
Alere, Inc.* (a)	12,500	351,625
Health Care Providers & Services 8.7%
Aetna, Inc.	108,000	3,007,800
Amedisys, Inc.*	15,500	407,185
AmerisourceBergen Corp.	132,600	3,974,022
Cardinal Health, Inc.	141,800	4,575,886
Coventry Health Care, Inc.*	121,300	2,405,379
Health Net, Inc.* (a)	25,800	607,590
Humana, Inc.*	64,400	3,028,088
McKesson Corp.	44,100	2,770,362
UnitedHealth Group, Inc.	198,500	6,044,325
WellPoint, Inc.*	96,800	4,909,696

		31,730,333
Life Sciences Tools & Services 0.3%
Life Technologies Corp.*	20,600	885,594
Pharmaceuticals 5.3%
Eli Lilly & Co.	73,200	2,605,920
Endo Pharmaceuticals Holdings, Inc.* (a)	45,200	1,085,252
Forest Laboratories, Inc.*	153,500	4,259,625
Impax Laboratories, Inc.* (a)	10,000	163,900
Johnson & Johnson (a)	140,400	8,155,836
King Pharmaceuticals, Inc.*	37,300	326,748
Medicis Pharmaceutical Corp. "A" (a)	9,400	238,290
Novartis AG (ADR) (a)	17,800	867,572
Par Pharmaceutical Companies, Inc.*	19,400	512,160
Perrigo Co. (a)	19,300	1,080,993

		19,296,296
Industrials 9.9%
Aerospace & Defense 2.8%
Honeywell International, Inc.	30,600	1,311,516
ITT Corp.	9,600	452,352
Northrop Grumman Corp.	77,200	4,527,008
Raytheon Co.	82,500	3,817,275

		10,108,151
Air Freight & Logistics 1.4%
United Parcel Service, Inc. "B" (a)	75,400	4,901,000
Airlines 0.3%
Alaska Air Group, Inc.* (a)	16,900	871,871
Southwest Airlines Co.	31,500	379,575

		1,251,446
Commercial Services & Supplies 0.5%
Cintas	21,300	563,598
R.R. Donnelley & Sons Co.	78,200	1,319,234

		1,882,832
Construction & Engineering 0.5%
EMCOR Group, Inc.* (a)	42,100	1,095,021
Shaw Group, Inc.*	26,300	842,652

		1,937,673
Industrial Conglomerates 2.1%
3M Co. (a)	76,400	6,535,256
Tyco International Ltd.	28,700	1,098,636

		7,633,892
Machinery 1.1%
Ingersoll-Rand PLC (a)	18,400	689,264
Oshkosh Corp.*	51,100	1,756,818
Parker Hannifin Corp.	14,600	906,952
Trinity Industries, Inc. (a)	34,300	698,691

		4,051,725
Professional Services 0.3%
Manpower, Inc. (a)	25,700	1,233,086
Road & Rail 0.9%
Ryder System, Inc. (a)	72,100	3,148,607
Information Technology 18.8%
Communications Equipment 0.5%
Arris Group, Inc.*	20,300	189,196
Cisco Systems, Inc.*	27,900	643,653
Harris Corp.	8,800	391,864
Tellabs, Inc.	60,900	425,082

		1,649,795
Computers & Peripherals 4.2%
Apple, Inc.*	24,700	6,354,075
Dell, Inc.* (a)	246,600	3,264,984
Lexmark International, Inc. "A"*	41,300	1,517,775
Seagate Technology*	73,000	916,150
STEC, Inc.* (a)	13,700	213,720
Western Digital Corp.*	110,200	2,908,178

		15,174,882
Electronic Equipment, Instruments & Components 4.7%
Anixter International, Inc.* (a)	8,500	410,720
Arrow Electronics, Inc.*	82,700	2,050,133
Avnet, Inc.*	89,300	2,245,895
Corning, Inc.	103,700	1,879,044
Flextronics International Ltd.* (a)	221,800	1,379,596
Ingram Micro, Inc. "A"*	92,400	1,527,372
Jabil Circuit, Inc.	172,500	2,502,975
Tech Data Corp.* (a)	43,100	1,705,036
Tyco Electronics Ltd. (a)	93,300	2,519,100
Vishay Intertechnology, Inc.* (a)	85,100	722,499
Vishay Precision Group, Inc.* (a)	4,356	55,103

		16,997,473
Internet Software & Services 1.7%
AOL, Inc.* (a)	32,500	679,900
Google, Inc. "A"*	9,500	4,606,075
IAC/InterActiveCorp.* (a)	40,600	1,015,000

		6,300,975
IT Services 4.0%
Accenture PLC "A"	14,500	574,780
Computer Sciences Corp.	105,300	4,773,249
CoreLogic, Inc. (a)	6,900	138,207
International Business Machines Corp.	72,100	9,257,640

		14,743,876
Office Electronics 0.2%
Xerox Corp.	82,300	801,602
Semiconductors & Semiconductor Equipment 0.9%
Intel Corp.	68,300	1,406,980
Micron Technology, Inc.* (a)	106,600	776,048
Texas Instruments, Inc. (a)	32,300	797,487
TriQuint Semiconductor, Inc.* (a)	45,300	313,929

		3,294,444
Software 2.6%
Check Point Software Technologies Ltd.* (a)	13,200	449,064
Microsoft Corp.	353,700	9,128,997

		9,578,061
Materials 4.5%
Chemicals 3.0%
Ashland, Inc. (a)	48,800	2,481,480
CF Industries Holdings, Inc.	44,600	3,621,074
Cytec Industries, Inc.	19,100	953,472
Huntsman Corp. (a)	29,200	305,724
Lubrizol Corp.	36,700	3,431,083
Valspar Corp. (a)	5,500	172,755

		10,965,588
Construction Materials 0.2%
Cemex SAB de CV (ADR)	74,100	699,504
Containers & Packaging 0.0%
Boise, Inc.*	14,600	87,454
Metals & Mining 0.9%
Barrick Gold Corp.	9,100	374,010
Eldorado Gold Corp. (a)	46,800	762,372
Freeport-McMoRan Copper & Gold, Inc. (a)	29,900	2,139,046
Seabridge Gold, Inc.* (a)	3,100	79,422

		3,354,850
Paper & Forest Products 0.4%
International Paper Co.	49,200	1,190,640
MeadWestvaco Corp.	11,600	277,936

		1,468,576
Telecommunication Services 3.3%
Diversified Telecommunication Services 3.2%
AT&T, Inc.	264,800	6,868,912
Verizon Communications, Inc.	173,200	5,033,192

		11,902,104
Wireless Telecommunication Services 0.1%
Leap Wireless International, Inc.*	18,200	216,398
Utilities 2.5%
Electric Utilities 1.0%
Duke Energy Corp.	64,600	1,104,660
Edison International	29,100	964,665
Exelon Corp.	5,900	246,797
Korea Electric Power Corp. (ADR)*	35,700	503,013
Progress Energy, Inc.	22,000	926,420

		3,745,555
Independent Power Producers & Energy Traders 1.2%
Constellation Energy Group, Inc.	67,000	2,117,200
NRG Energy, Inc.* (a)	102,433	2,323,181

		4,440,381
Multi-Utilities 0.3%
Ameren Corp.	14,000	355,180
DTE Energy Co.	11,600	535,456
NiSource, Inc.	9,300	153,450

		1,044,086

Total Common Stocks (Cost $342,120,590)		361,661,222
Securities Lending Collateral 26.0%
Daily Assets Fund Institutional, 0.33% (b) (c) (Cost $94,849,367)	94,849,367	94,849,367
Cash Equivalents 1.0%
Central Cash Management Fund, 0.25% (b) (Cost $3,596,533)	3,596,533	3,596,533

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $440,566,490) †	126.2	460,107,122
Other Assets and Liabilities, Net	(26.2)	(95,466,862)

Net Assets	100.0	364,640,260

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $444,077,966. At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $16,029,156. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $29,524,916 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,495,760.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $92,774,195 which is 25.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
At July 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	9/17/2010	70	3,844,050	68,431

Currency Abbreviations

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$361,661,222	$—	$—	$361,661,222
Short-Term Investments(d)	98,445,900	—	—	98,445,900
Derivatives(e)	68,431	—	—	68,431
Total	$460,175,553	$—	$—	$460,175,553

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open future contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$68,431

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010